Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended		60 Months Ended		86 Months Ended	98 Months Ended			110 Months Ended	120 Months Ended
		Jun. 30, 2024		Jun. 30, 2024		Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	May 01, 2017	Jun. 30, 2016	May 02, 2016	Apr. 25, 2016	Jun. 30, 2015	May 01, 2015	Jun. 30, 2014
C000025814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 18,658		$ 18,658		$ 18,658		$ 18,658	$ 18,658		$ 18,658	$ 18,658	$ 18,658		$ 16,475	$ 14,630	$ 16,973	$ 12,822	$ 12,701	$ 12,444	$ 11,396		$ 9,844			$ 10,293		$ 10,000
Average Annual Return, Percent		6.38%	[1]	13.25%		7.99%							6.44%
C000025815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 18,197		$ 18,197		$ 18,197		18,197	18,197		18,197	18,197	$ 18,197		16,109	14,341	16,679	12,631	12,544	12,321	11,311		9,795			10,268		10,000
Average Annual Return, Percent		6.24%	[2]	12.97%		7.72%							6.17%
C000025820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 11,353		$ 11,353		$ 11,353		11,353	11,353		11,353	11,353	$ 11,353		11,005	11,139	12,626	12,487	11,561	10,728	10,807		10,793			10,151		10,000
Average Annual Return, Percent		(0.22%)	[3]	3.16%		(0.36%)							1.28%
C000025821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 11,072		$ 11,072		$ 11,072		11,072	11,072		11,072	11,072	$ 11,072		10,760	10,919	12,407	12,301	11,417	10,621	10,726		10,739			10,126		10,000
Average Annual Return, Percent		(0.35%)	[4]	2.90%		(0.61%)							1.02%
C000025826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 15,586		$ 15,586		$ 15,586		15,586	15,586		15,586	15,586	$ 15,586		14,207	13,064	14,511	12,681	12,707	11,844	11,495		10,352			10,042		10,000
Average Annual Return, Percent		3.05%	[5]	9.70%		4.17%							4.54%
C000025827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 15,201		$ 15,201		$ 15,201		15,201	15,201		15,201	15,201	$ 15,201		13,891	12,806	14,259	12,492	12,549	11,726	11,409		10,301			10,017		10,000
Average Annual Return, Percent		2.93%	[6]	9.43%		3.91%							4.28%
C000025790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 41,489		$ 41,489		$ 41,489		41,489	41,489		41,489	41,489	$ 41,489		30,119	23,630	31,524	22,864	18,774	16,785	13,176		10,895			11,172		10,000
Average Annual Return, Percent		20.96%	[7]	37.75%		17.19%							15.29%
C000025791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 40,465		$ 40,465		$ 40,465		40,465	40,465		40,465	40,465	$ 40,465		29,449	23,162	30,978	22,524	18,541	16,618	13,078		10,840			11,145		10,000
Average Annual Return, Percent		20.81%	[8]	37.40%		16.89%							15.00%
C000025804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 17,427		$ 17,427		$ 17,427		17,427	17,427		17,427	17,427	$ 17,427		16,045	15,255	15,913	12,457	12,655	12,160	11,522		10,569			10,355		10,000
Average Annual Return, Percent		2.79%	[9]	8.61%		6.61%							5.71%
C000025805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 16,996		$ 16,996		$ 16,996		16,996	16,996		16,996	16,996	$ 16,996		15,688	14,953	15,637	12,272	12,497	12,039	11,436		10,516			10,329		10,000
Average Annual Return, Percent		2.66%	[10]	8.34%		6.34%							5.45%
C000099347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 13,002		$ 13,002		$ 13,002		13,002	13,002		13,002	13,002	$ 13,002		11,876	11,337	12,283	11,364	11,134	10,695	10,570		9,859			9,885		10,000
Average Annual Return, Percent		3.24%	[11]	9.49%		3.15%							2.66%
C000099348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 12,682		$ 12,682		$ 12,682		12,682	12,682		12,682	12,682	$ 12,682		11,612	11,113	12,070	11,195	10,996	10,589	10,491		9,810			9,861		10,000
Average Annual Return, Percent		3.11%	[12]	9.21%		2.90%							2.40%
C000104625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 12,530		$ 12,530		$ 12,530		12,530	12,530		12,530	12,530	$ 12,530		11,041	9,831	7,586	4,592	5,463	6,755	5,751		6,155			7,042		10,000
Average Annual Return, Percent		8.16%	[13]	13.49%		18.06%							2.28%
C000104631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 24,723		$ 24,723		$ 24,723		24,723	24,723		24,723	24,723	$ 24,723		20,079	16,764	17,843	12,083	13,680	12,978	11,842		10,053			9,959		10,000
Average Annual Return, Percent		13.83%	[14]	23.13%		12.56%							9.47%
C000025788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 21,129		$ 21,129		$ 21,129		21,129	21,129		21,129	21,129	$ 21,129		18,105	16,622	16,762	12,614	13,614	12,270	11,505		9,971			10,690		10,000
Average Annual Return, Percent		9.89%	[15]	16.71%		9.19%							7.77%
C000025789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 20,607		$ 20,607		$ 20,607		20,607	20,607		20,607	20,607	$ 20,607		17,701	16,293	16,471	12,427	13,445	12,148	11,419		9,921			10,663		10,000
Average Annual Return, Percent		9.75%	[16]	16.41%		8.92%							7.50%
C000025802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 29,435		$ 29,435		$ 29,435		29,435	29,435		29,435	29,435	$ 29,435		23,178	19,947	22,945	16,372	15,587	14,748	12,713		10,952			10,754		10,000
Average Annual Return, Percent		17.19%	[17]	27.00%		13.56%							11.40%
C000025803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 28,709		$ 28,709		$ 28,709		28,709	28,709		28,709	28,709	$ 28,709		22,662	19,553	22,547	16,129	15,393	14,601	12,618		10,897			10,727		10,000
Average Annual Return, Percent		17.05%	[18]	26.68%		13.28%							11.12%
C000104621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 10,963		$ 10,963		$ 10,963		10,963	10,963		10,963	10,963	$ 10,963		9,599	10,129	14,565	9,839	9,783	10,045	9,388		7,513			8,774		10,000
Average Annual Return, Percent		11.14%	[19]	14.21%		2.30%							0.92%
C000104622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 10,691		$ 10,691		$ 10,691		10,691	10,691		10,691	10,691	$ 10,691		9,384	9,928	14,312	9,692	9,661	9,944	9,317		7,474			8,752		10,000
Average Annual Return, Percent		11.00%	[20]	13.92%		2.05%							0.67%
C000025810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 20,092		$ 20,092		$ 20,092		20,092	20,092		20,092	20,092	$ 20,092		17,430	15,346	18,273	12,946	12,955	12,795	11,501		9,705			10,338		10,000
Average Annual Return, Percent		7.71%	[21]	15.27%		9.17%							7.23%
C000025811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 19,597		$ 19,597		$ 19,597		19,597	19,597		19,597	19,597	$ 19,597		17,044	15,043	17,958	12,754	12,795	12,668	11,415		9,656			10,313		10,000
Average Annual Return, Percent		7.58%	[22]	14.98%		8.90%							6.96%
C000025816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 32,898		$ 32,898		$ 32,898		32,898	32,898		32,898	32,898	$ 32,898		26,447	22,142	24,792	17,637	16,430	14,901	13,054		11,106			10,713		10,000
Average Annual Return, Percent		15.20%	[23]	24.39%		14.90%							12.65%
C000025817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 32,086		$ 32,086		$ 32,086		32,086	32,086		32,086	32,086	$ 32,086		25,859	21,704	24,363	17,374	16,226	14,753	12,956		11,050			10,686		10,000
Average Annual Return, Percent		15.06%	[24]	24.08%		14.61%							12.37%
C000104632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 24,112		$ 24,112		$ 24,112		24,112	24,112		24,112	24,112	$ 24,112		19,632	16,432	17,533	11,903	13,510	12,849	11,754		10,002			9,934		10,000
Average Annual Return, Percent		13.68%	[25]	22.82%		12.28%							9.20%
C000166826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 16,650		$ 16,650		$ 16,650		16,650	16,650		$ 16,650	16,650	$ 16,650		14,727	13,524	17,478	11,219	12,876	14,704	12,291			$ 10,000
Average Annual Return, Percent		4.52%	[26]	12.99%		5.26%					6.44%
C000166827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 16,320		$ 16,320		$ 16,320		16,320	16,320		$ 16,320	16,320	16,320		14,469	13,320	17,258	11,105	12,777	14,628	12,259			10,000
Average Annual Return, Percent		4.39%	[27]	12.71%		5.00%					6.18%
C000025808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 14,843		$ 14,843		$ 14,843		14,843	14,843		$ 14,843	14,843	$ 14,843		13,668	12,829	14,453	12,614	12,000	11,525	11,046		10,169			10,178		10,000
Average Annual Return, Percent		3.41%	[28]	8.59%		4.34%							4.03%
C000025809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 14,480		$ 14,480		$ 14,480		14,480	14,480		14,480	14,480	$ 14,480		13,367	12,578	14,205	12,429	11,854	11,413	10,964		10,118			10,153		10,000
Average Annual Return, Percent		3.28%	[29]	8.32%		4.08%							3.77%
C000025822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 10,561		$ 10,561		$ 10,561		10,561	10,561		10,561	10,561	$ 10,561		10,353	10,576	11,512	11,554	10,926	10,376	10,453		10,528			10,146		10,000
Average Annual Return, Percent		(1.04%)	[30]	2.00%		(0.68%)							0.55%
C000025823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 10,300		$ 10,300		$ 10,300		10,300	10,300		10,300	10,300	$ 10,300		10,123	10,367	11,312	11,382	10,791	10,273	10,375		10,476			10,121		10,000
Average Annual Return, Percent		(1.16%)	[31]	1.75%		(0.93%)							0.30%
C000025828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 15,275		$ 15,275		$ 15,275		15,275	15,275		15,275	15,275	$ 15,275		14,272	13,332	17,818	12,983	12,225	12,555	10,969		9,694			9,688		10,000
Average Annual Return, Percent		8.45%	[32]	7.03%		4.56%							4.33%
C000025829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 14,900		$ 14,900		$ 14,900		14,900	14,900		14,900	14,900	$ 14,900		13,957	13,070	17,512	12,791	12,075	12,432	10,889		9,647			9,664		10,000
Average Annual Return, Percent		8.32%	[33]	6.76%		4.30%							4.07%
C000104623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 20,894		$ 20,894		$ 20,894		20,894	20,894		20,894	20,894	$ 20,894		19,640	17,286	23,737	15,501	14,704	14,581	12,212		9,925			10,835		10,000
Average Annual Return, Percent		2.77%	[34]	6.38%		7.28%							7.65%
C000025806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 14,833		$ 14,833		$ 14,833		14,833	14,833		14,833	14,833	$ 14,833		13,502	12,250	12,750	11,621	11,812	11,419	10,975		10,336			10,185		10,000
Average Annual Return, Percent		3.92%	[35]	9.86%		4.66%							4.02%
C000025807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 14,461		$ 14,461		$ 14,461		14,461	14,461		14,461	14,461	$ 14,461		13,197	12,004	12,525	11,444	11,665	11,304	10,893		10,285			10,160		10,000
Average Annual Return, Percent		3.79%	[36]	9.58%		4.39%							3.76%
C000025812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 16,711		$ 16,711		$ 16,711		16,711	16,711		16,711	16,711	$ 16,711		15,034	13,738	15,730	12,889	12,411	11,991	11,241		10,039			10,240		10,000
Average Annual Return, Percent		5.19%	[37]	11.16%		6.13%							5.27%
C000025813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 16,299		$ 16,299		$ 16,299		16,299	16,299		16,299	16,299	$ 16,299		14,700	13,466	15,457	12,698	12,257	11,872	11,157		9,989			10,214		10,000
Average Annual Return, Percent		5.06%	[38]	10.88%		5.87%							5.01%
C000025780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 30,684		$ 30,684		$ 30,684		30,684	30,684		30,684	30,684	$ 30,684		23,748	18,855	26,581	18,866	15,928	15,251	12,240		10,302			11,006		10,000
Average Annual Return, Percent		18.30%	[39]	29.21%		14.01%							11.86%
C000025781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 29,927		$ 29,927		$ 29,927		29,927	29,927		29,927	29,927	$ 29,927		23,220	18,482	26,121	18,586	15,731	15,099	12,149		10,251			10,978		10,000
Average Annual Return, Percent		18.15%	[40]	28.88%		13.73%							11.59%
C000104627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 22,832		$ 22,832		$ 22,832		22,832	22,832		22,832	22,832	$ 22,832		19,519	17,712	19,790	15,892	14,643	13,309	11,813		10,377			10,423		10,000
Average Annual Return, Percent		10.62%	[41]	16.98%		9.29%							8.61%
C000104628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 22,269		$ 22,269		$ 22,269		22,269	22,269		22,269	22,269	$ 22,269		19,084	17,362	19,447	15,656	14,461	13,177	11,725		10,325			10,397		10,000
Average Annual Return, Percent		10.48%	[42]	16.69%		9.02%							8.34%
C000025784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 21,812		$ 21,812		$ 21,812		21,812	21,812		21,812	21,812	$ 21,812		20,532	18,677	21,542	15,895	14,170	13,132	11,887		10,143			10,443		10,000
Average Annual Return, Percent		3.35%	[43]	6.23%		9.01%							8.11%
C000168875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service 2 Class Shares
Account Value		$ 20,985		$ 20,985		$ 20,985		20,985	$ 20,985		20,985	20,985	$ 20,985		19,819	18,092	20,938	15,503	13,870	12,895	11,713				$ 10,000
Average Annual Return, Percent		3.17%	[44]	5.86%		8.63%			9.48%
C000025785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 21,273		$ 21,273		$ 21,273		21,273	$ 21,273		21,273	21,273	$ 21,273		20,076	18,307	21,169	15,658	13,995	13,002	11,798		10,092			10,417		10,000
Average Annual Return, Percent		3.22%	[45]	5.97%		8.74%							7.84%
C000025794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 17,835		$ 17,835		$ 17,835		17,835	17,835		17,835	17,835	$ 17,835		16,499	14,698	18,721	12,752	13,622	13,674	11,997		10,387			10,736		10,000
Average Annual Return, Percent		1.94%	[46]	8.10%		5.54%							5.96%
C000025795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 17,395		$ 17,395		$ 17,395		17,395	17,395		17,395	17,395	$ 17,395		16,131	14,407	18,396	12,562	13,452	13,538	11,907		10,335			10,710		10,000
Average Annual Return, Percent		1.82%	[47]	7.83%		5.27%							5.69%
C000025818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 16,093		$ 16,093		$ 16,093		16,093	16,093		16,093	16,093	$ 16,093		14,354	13,436	15,387	12,707	12,524	11,543	11,276		10,294			9,974		10,000
Average Annual Return, Percent		6.59%	[48]	12.12%		5.14%							4.87%
C000025819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 15,696		$ 15,696		$ 15,696		15,696	15,696		15,696	15,696	$ 15,696		14,034	13,170	15,120	12,517	12,369	11,428	11,192		10,243			9,949		10,000
Average Annual Return, Percent		6.45%	[49]	11.84%		4.88%							4.61%
C000025824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 11,315		$ 11,315		$ 11,315		11,315	11,315		11,315	11,315	$ 11,315		10,755	10,401	10,391	10,390	10,286	10,101	10,013		10,002			10,001		10,000
Average Annual Return, Percent		2.56%	[50]	5.20%		1.93%							1.24%
C000104624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 20,378		$ 20,378		$ 20,378		20,378	20,378		20,378	20,378	$ 20,378		19,203	16,944	23,325	15,270	14,522	14,436	12,121		9,875			10,808		10,000
Average Annual Return, Percent		2.65%	[51]	6.12%		7.01%							7.38%
C000104630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 17,806		$ 17,806		$ 17,806		17,806	17,806		17,806	17,806	$ 17,806		15,620	15,157	13,360	11,279	12,105	10,811	10,111		9,510			9,528		10,000
Average Annual Return, Percent		11.79%	[52]	13.99%		8.03%							5.94%
C000104629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 17,369		$ 17,369		$ 17,369		17,369	17,369		17,369	17,369	$ 17,369		15,275	14,858	13,130	11,113	11,956	10,705	10,037		9,463			9,504		10,000
Average Annual Return, Percent		11.65%	[53]	13.71%		7.76%							5.68%
C000104633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 11,879		$ 11,879		$ 11,879		11,879	11,879		11,879	11,879	$ 11,879		11,500	11,665	12,344	11,519	10,636	10,195	10,021		9,950			9,676		10,000
Average Annual Return, Percent		1.07%	[54]	3.30%		2.24%							1.74%
C000104634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 11,585		$ 11,585		$ 11,585		11,585	11,585		11,585	11,585	$ 11,585		11,244	11,434	12,130	11,348	10,504	10,094	9,947		9,900			9,651		10,000
Average Annual Return, Percent		0.94%	[55]	3.04%		1.98%							1.48%
C000182232 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 10,389		$ 10,389		$ 10,389		$ 10,389	10,389		10,389	10,389	$ 10,389		10,176	10,312	11,506	11,617	10,678	9,947	10,046	$ 10,000
Average Annual Return, Percent		(0.87%)	[56]	2.09%		(0.55%)		0.53%
C000154685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 7,913		$ 7,913		$ 7,913		$ 7,913	7,913		7,913	$ 7,913	7,913		7,781	7,671	7,654	6,360	8,740	10,065	8,892		8,176				$ 10,000
Average Annual Return, Percent		(0.51%)	[57]	1.70%		(1.97%)						(2.52%)
C000154686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 7,737		$ 7,737		$ 7,737		7,737	7,737		7,737	$ 7,737	7,737		7,627	7,538	7,540	6,281	8,653	9,990	8,848		8,155				10,000
Average Annual Return, Percent		(0.63%)	[58]	1.44%		(2.21%)						(2.76%)
C000204554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Account Value		$ 9,207		$ 9,207		$ 9,207		9,207	9,207		9,207	$ 9,207	$ 9,207		8,518	8,023	9,023	8,327	8,207	8,010	8,237		8,142			8,962		10,000
Average Annual Return, Percent		2.91%	[59]	8.09%		2.33%							(0.82%)
C000204555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Account Value		$ 9,003		$ 9,003		$ 9,003		9,003	9,003		9,003	9,003	$ 9,003		8,350	7,885	8,890	8,225	8,125	7,949	8,196		8,123			8,940		10,000
Average Annual Return, Percent		2.78%	[60]	7.81%		2.07%							(1.04%)
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 33,521		$ 33,521		$ 33,521		33,521	33,521		33,521	33,521	$ 33,521		26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171			10,742		10,000
Average Annual Return, Percent	[61]	15.29%	[37]	24.56%		15.05%							12.86%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 31,475		$ 31,475		$ 31,475		31,475	31,475		31,475	31,475	$ 31,475		25,563	21,490	24,950	17,306	16,246	14,907	12,987		10,959			10,729		10,000
Average Annual Return, Percent	[62]	13.56%	[37]	23.13%		14.14%							12.15%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Account Value		$ 15,285		$ 15,285		$ 15,285		15,285	15,285		15,285	15,285	$ 15,285		13,704	11,538	14,032	10,602	11,175	11,056	10,348		8,604			9,578		10,000
Average Annual Return, Percent	[63]	5.34%	[37]	11.54%		6.46%							4.33%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,430		$ 11,430		$ 11,430		$ 11,430	$ 11,430		11,430	11,430	$ 11,430		11,137	11,243	12,533	12,575	11,564	10,720	10,763		10,797		10,000	10,186		10,000
Average Annual Return, Percent		(0.71%)	[3],[64]	2.63%	[64]	(0.23%)	[64]		0.98%	[65]			1.35%	[64]
Morningstar Moderately Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Allocation Category Average
Average Annual Return, Percent	[66]	7.55%	[1]	14.04%		7.99%							6.75%
Morningstar Intermediate Core Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Intermediate Core Bond Category Average
Average Annual Return, Percent		(0.28%)	[67]	3.05%	[67]	(0.15%)	[67]	0.81%					1.26%	[67]
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 45,384		$ 45,384		$ 45,384		$ 45,384	$ 45,384		45,384	45,384	$ 45,384		34,000	26,749	32,932	23,110	18,746	16,804	13,716		11,390			11,056		10,000
Average Annual Return, Percent	[68]	20.70%	[39]	33.48%		19.34%							16.33%
Morningstar Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Category Average
Average Annual Return, Percent	[69]	17.60%	[39]	29.15%		15.08%							13.40%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 22,057		$ 22,057		$ 22,057		22,057	22,057		22,057	22,057	$ 22,057		19,509	17,491	18,771	13,064	14,331	13,212	12,375		10,711			10,413		10,000
Average Annual Return, Percent	[70]	6.62%	[9]	13.06%		9.01%							8.23%
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value		$ 11,657		$ 11,657		$ 11,657		11,657	11,657		11,657	11,657	$ 11,657		11,188	11,199	12,078	12,055	11,254	10,525	10,586		10,608			10,168		10,000
Average Annual Return, Percent	[71]	0.49%	[9]	4.19%		0.71%							1.55%
ICE BofA U S Dollar 3 Month Deposit Offered Rate Constant Maturity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value		$ 11,834		$ 11,834		$ 11,834		11,834	11,834		11,834	11,834	$ 11,834		11,217	10,830	10,825	10,797	10,574	10,307	10,151		10,066			10,024		10,000
Average Annual Return, Percent	[72]	2.69%	[11]	5.50%		2.28%							1.70%
Morningstar Nontraditional Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Nontraditional Bond Category Average
Average Annual Return, Percent	[73]	2.52%	[11]	6.93%		2.17%							2.10%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Account Value		$ 23,220		$ 23,220		$ 23,220		23,220	23,220		23,220	$ 23,220	$ 23,220		19,312	16,296	19,023	13,682	13,303	12,511	11,263		9,529				10,000
Average Annual Return, Percent	[74]	11.75%	[57]	20.19%		11.78%						9.62%
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Account Value		$ 15,514		$ 15,514		$ 15,514		15,514	15,514		15,514	$ 15,514	$ 15,514		14,391	13,279	12,898	8,636	10,375	10,809	8,664		7,512			8,242		10,000
Average Annual Return, Percent	[75]	0.36%	[13]	7.81%		8.38%							4.49%
Morningstar Natural Resources Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Natural Resources Category Average
Average Annual Return, Percent	[76]	0.23%	[13]	4.22%		10.17%							4.19%
Morningstar Large Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Category Average
Average Annual Return, Percent	[77]	12.64%	[23]	21.37%		13.28%							11.23%
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Account Value		$ 15,101		$ 15,101		$ 15,101		15,101	15,101		15,101	15,101	$ 15,101		13,671	12,557	14,378	12,437	12,584	11,698	11,409		10,119			9,946		10,000
Average Annual Return, Percent	[78]	2.62%	[5]	10.46%		3.71%							4.21%
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Bond Category Average
Average Annual Return, Percent	[79]	2.82%	[5]	9.93%		3.54%							3.52%
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Account Value		$ 13,170		$ 13,170		$ 13,170		13,170	13,170		13,170	13,170	$ 13,170		11,701	11,500	15,392	10,924	11,307	11,172	10,325		8,344			9,488		10,000
Average Annual Return, Percent	[80]	7.49%	[19]	12.55%		3.10%							2.79%
Morningstar Diversified Emerging Markets Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Diversified Emerging Markets Category Average
Average Annual Return, Percent	[81]	6.87%	[19]	12.30%		3.76%							2.74%
Morningstar Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Allocation Category Average
Average Annual Return, Percent	[82]	6.56%	[37]	12.61%		7.05%							6.20%
Morningstar Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Aggressive Allocation Category Average
Average Annual Return, Percent	[83]	8.28%	[21]	15.54%		8.65%							7.30%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 20,072		$ 20,072		$ 20,072		20,072	20,072		$ 20,072	20,072	$ 20,072		18,238	16,240	21,710	13,399	14,350	14,841	12,623			$ 10,000
Average Annual Return, Percent	[84]	1.73%	[26]	10.06%		6.94%					8.91%
Morningstar Small Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Category Average
Average Annual Return, Percent	[85]	2.25%	[26]	10.40%		8.14%					8.37%
Morningstar Moderately Conservative Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Allocation Category Average
Average Annual Return, Percent	[86]	4.05%	[28]	9.14%		4.25%							4.06%
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 5-10 Year Taxable Municipal Bond Index
Account Value		$ 12,917		$ 12,917		$ 12,917		12,917	12,917		$ 12,917	12,917	$ 12,917		12,281	12,278	13,711	13,294	12,341	11,286	11,160		11,261			10,338		10,000
Average Annual Return, Percent	[87]	1.10%	[30]	5.18%		0.92%							2.59%
Bloomberg U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Bond Index
Account Value		$ 10,963		$ 10,963		$ 10,963		10,963	10,963		10,963	10,963	$ 10,963		10,789	11,018	12,084	12,471	11,302	10,542	10,609		10,845			10,227		10,000
Average Annual Return, Percent	[88]	(0.83%)	[30]	1.61%		(0.61%)							0.92%
MSCI ACWI ex USA Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI® ex USA Index (Net)
Account Value		$ 14,579		$ 14,579		$ 14,579		14,579	14,579		14,579	14,579	$ 14,579		13,061	11,587	14,380	10,596	11,130	10,988	10,243		8,504			9,474		10,000
Average Annual Return, Percent	[89]	5.69%	[32]	11.62%		5.55%							3.84%
Morningstar Foreign Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Growth Category Average
Average Annual Return, Percent	[90]	6.38%	[32]	9.87%		6.16%							5.36%
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index
Account Value		$ 15,676		$ 15,676		$ 15,676		15,676	$ 15,676		15,676	15,676	$ 15,676		14,108	12,744	13,109	11,741	11,979	11,523	11,041		10,278			10,182		10,000
Average Annual Return, Percent	[91]	4.40%	[35]	11.11%		5.53%							4.60%
Morningstar Bank Loan Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Bank Loan Category Average
Average Annual Return, Percent	[92]	4.02%	[35]	10.35%		4.22%							3.55%
Morningstar Convertibles Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Convertibles Category Average
Average Annual Return, Percent		2.70%	[43],[93]	5.95%	[93]	7.69%	[93]		8.25%	[94]			6.77%	[93]
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Convertible Index
Account Value		$ 21,875		$ 21,875		$ 21,875		21,875	$ 21,875		21,875	21,875	$ 21,875		20,601	18,627	23,467	16,101	13,960	12,934	11,550		9,890		$ 10,000	10,352		10,000
Average Annual Return, Percent		2.13%	[43],[95]	6.19%	[95]	9.40%	[95]		10.41%	[96]			8.14%	[95]
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Account Value		$ 23,768		$ 23,768		$ 23,768		23,768	$ 23,768		23,768	23,768	$ 23,768		21,057	18,322	22,154	14,789	15,128	14,030	12,490		10,723			10,663		10,000
Average Annual Return, Percent	[97]	4.96%	[46]	12.88%		9.46%							9.04%
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Account Value		$ 23,975		$ 23,975		$ 23,975		23,975	23,975		23,975	23,975	$ 23,975		21,110	17,949	21,027	13,722	14,707	14,509	12,783		10,781			10,640		10,000
Average Annual Return, Percent	[98]	6.17%	[46]	13.57%		10.27%							9.14%
Morningstar World Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar World Allocation Category Average
Average Annual Return, Percent	[99]	4.99%	[48]	10.38%		5.01%							3.95%
Morningstar Prime Money Market Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Prime Money Market Category Average
Average Annual Return, Percent	[100]	2.50%	[50]	5.15%		1.98%							1.36%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 20,400		$ 20,400		$ 20,400		20,400	20,400		20,400	20,400	$ 20,400		18,692	15,770	23,690	15,651	15,125	15,200	12,473		10,026			11,234		10,000
Average Annual Return, Percent	[101]	4.44%	[34]	9.14%		6.17%							7.39%
Morningstar Small Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Category Average
Average Annual Return, Percent	[102]	4.78%	[34]	9.11%		7.50%							8.48%
MSCI USA IMI Utilities 25 50 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI Utilities 25/50 Index (Gross)3
Account Value		$ 21,273		$ 21,273		$ 21,273		21,273	21,273		21,273	21,273	$ 21,273		19,750	20,461	18,084	15,619	16,248	13,730	13,091		12,686			9,628		10,000
Average Annual Return, Percent	[103]	9.60%	[52]	7.71%		5.54%							7.84%
Morningstar Utilities Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Utilities Category Average4
Average Annual Return, Percent	[104]	7.08%	[52]	6.48%		4.86%							6.49%
Bloomberg U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,087		$ 12,087		$ 12,087		12,087	12,087		12,087	12,087	$ 12,087		11,768	11,935	12,582	11,812	10,909	10,406	10,190		10,255			9,827		10,000
Average Annual Return, Percent	[105]	0.70%	[54]	2.71%		2.07%							1.91%
Morningstar Inflation Protected Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Inflation-Protected Bond Category Average
Average Annual Return, Percent	[106]	0.83%	[54]	3.09%		1.51%							1.44%
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 Index (Net)
Account Value		$ 15,627		$ 15,627		$ 15,627		15,627	15,627		15,627	$ 15,627	$ 15,627		14,977	15,071	14,646	12,359	13,437	11,637	11,325		10,306				$ 10,000
Average Annual Return, Percent	[107]	2.29%	[57]	4.34%		3.07%						4.99%
Morningstar Infrastructure Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Infrastructure Category Average
Average Annual Return, Percent	[108]	0.40%	[57]	2.51%		4.76%						3.90%
Growth Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Allocation Composite Index
Account Value		$ 23,577		$ 23,577		$ 23,577		23,577	23,577		23,577	$ 23,577	$ 23,577		20,093	17,426	19,768	15,193	14,401	13,296	12,104		10,566			10,400		10,000
Average Annual Return, Percent	[109]	9.98%	[1]	17.34%		10.36%							8.96%
U S Equity Yield Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Equity Yield Composite Index
Account Value		$ 23,460		$ 23,460		$ 23,460		23,460	23,460		23,460	23,460	$ 23,460		20,833	19,619	20,108	16,004	16,458	14,539	13,304		12,072			10,529		10,000
Average Annual Return, Percent	[110]	6.77%	[15]	12.61%		7.35%							8.90%
Morningstar Large Value Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Category Average
Average Annual Return, Percent	[111]	7.33%	[14]	14.82%		9.86%							8.44%
Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Composite Index
Account Value		$ 17,575		$ 17,575		$ 17,575		17,575	17,575		17,575	17,575	$ 17,575		16,038	14,976	16,064	12,869	13,134	12,128	11,677		10,707			10,325		10,000
Average Annual Return, Percent	[112]	4.19%	[9]	9.58%		6.00%							5.80%
Equity Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Allocation Composite Index
Account Value		$ 27,711		$ 27,711		$ 27,711		27,711	27,711		27,711	27,711	$ 27,711		22,858	19,125	21,835	15,741	15,099	13,971	12,421		10,477			10,446		10,000
Average Annual Return, Percent	[113]	12.76%	[21]	21.23%		12.91%							10.73%
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Composite Index
Account Value		$ 16,674		$ 16,674		$ 16,674		16,674	16,674		16,674	16,674	$ 16,674		15,183	14,182	15,923	13,953	12,982	11,981	11,446		10,706			10,299		10,000
Average Annual Return, Percent	[114]	4.54%	[28]	9.82%		5.13%							5.25%
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Moderate Allocation Composite Index
Account Value		$ 19,905		$ 19,905		$ 19,905		19,905	19,905		19,905	19,905	$ 19,905		17,531	15,772	17,793	14,594	13,693	12,632	11,778		10,642			10,351		10,000
Average Annual Return, Percent	[115]	7.24%	[37]	13.54%		7.77%							7.13%
Janus Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Janus Balanced Composite Index
Account Value		$ 21,200		$ 21,200		$ 21,200		21,200	21,200		21,200	21,200	$ 21,200		18,545	16,828	18,743	15,500	14,265	12,997	12,080		11,041			10,500		10,000
Average Annual Return, Percent	[116]	7.89%	[41]	14.32%		8.25%							7.80%
Morningstar Mid Cap Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Blend Category Average
Average Annual Return, Percent	[117]	5.57%	[46]	13.23%		9.43%							8.19%
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index
Account Value		$ 18,272		$ 18,272		$ 18,272		18,272	18,272		18,272	18,272	$ 18,272		16,176	14,628	16,725	13,697	12,954	12,069	11,338		10,263			10,170		10,000
Average Annual Return, Percent	[118]	6.65%	[48]	12.95%		7.12%							6.21%
Average Lipper Variable Products U S Government Money Market Portfolio [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Average Lipper Variable Products U.S. Government Money Market Portfolio
Account Value		$ 11,280		$ 11,280		$ 11,280		11,280	11,280		11,280	11,280	$ 11,280		10,701	10,370	10,363	10,363	10,264	10,089	10,011		10,000			10,000		10,000
Average Annual Return, Percent	[119]	2.46%	[50]	5.01%		1.87%							1.21%
Morningstar Multistrategy Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multistrategy Category Average
Average Annual Return, Percent	[120]	4.59%	[59]	8.14%		3.87%							2.22%
S And P Balanced Equity and Bond Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Balanced Equity and Bond Conservative Index
Account Value		$ 14,822		$ 14,822		$ 14,822		14,822	14,822		14,822	14,822	$ 14,822		13,973	13,670	15,264	14,426	12,923	11,718	11,475		11,332			10,455		10,000
Average Annual Return, Percent	[121]	2.55%	[59]	6.08%		2.78%							4.01%
Barclay Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Hedge Fund Index
Account Value		$ 15,809		$ 15,809		$ 15,809		15,809	15,809		15,809	15,809	$ 15,809		14,286	13,482	14,740	11,865	11,803	11,679	10,987		9,988			10,251		10,000
Average Annual Return, Percent	[122]	5.60%	[59]	10.66%		6.02%							4.69%
Barclay Fund of Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barclay Fund of Funds Index
Account Value		$ 12,942		$ 12,942		$ 12,942		12,942	12,942		12,942	12,942	$ 12,942		11,898	11,576	12,397	10,670	10,655	10,687	10,295		9,759			10,362		10,000
Average Annual Return, Percent	[123]	5.08%	[59]	8.78%		3.97%							2.61%
IQ Hedge Multi Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		IQ Hedge Multi-Strategy Index
Account Value		$ 12,860		$ 12,860		$ 12,860		$ 12,860	$ 12,860		$ 12,860	$ 12,860	$ 12,860		$ 11,837	$ 11,068	$ 12,373	$ 11,324	$ 11,075	$ 10,801	$ 10,409		$ 10,176			$ 10,133		$ 10,000
Average Annual Return, Percent	[124]	3.35%	[59]	8.64%		3.03%							2.55%

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[61]	The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[62]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
[63]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.
[64]	The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[65]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[66]	The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[67]	The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[68]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[69]	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[70]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[71]	The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.
[72]	The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.
[73]	The Portfolio has selected the Morningstar Nontraditional Bond Category Average as an additional benchmark. The Morningstar Nontraditional Bond Category Average contains funds that pursue strategies divergent in one or more ways from conventional practice in the broader bond-fund universe. Morningstar category averages are equal-weighted returns based on constituents of the category at the end of the period.
[74]	In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[75]	The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.
[76]	The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[77]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[78]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[79]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[80]	The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
[81]	The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[82]	The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[83]	The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[84]	The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
[85]	The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[86]	The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[87]	The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.
[88]	The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.
[89]	The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.
[90]	The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[91]	The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.
[92]	The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[93]	The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[94]	The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[95]	The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.
[96]	The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.
[97]	The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.
[98]	The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.
[99]	The Morningstar World Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[100]	The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[101]	The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[102]	The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[103]	The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.
[104]	The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[105]	The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.
[106]	The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[107]	The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[108]	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[109]	The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.
[110]	The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).
[111]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[112]	The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.
[113]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[114]	The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.
[115]	The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.
[116]	The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.
[117]	The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[118]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
[119]	The Average Lipper VP U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.
[120]	The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[121]	The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).
[122]	The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.
[123]	The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.
[124]	The IQ Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.